CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.6	0.6
Ordinary shares, shares authorized	20,000,000	2,000,000
Ordinary shares, shares issued	2,562,940	704,489
Ordinary shares, shares outstanding	2,559,683	702,436